Tax - Disclosure of tax (credited)/charged to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current tax:
Share-based payments	£ (1)	£ 0	£ 0
Deferred tax:
Investments at fair value through other comprehensive income	(1)	0	12
Cash flow hedges, cost of hedging and own credit reserve	(7)	(12)	6
Remeasurements of pension assets and post-retirement benefit obligations	(344)	493	462
Share-based payments	1	(4)	1
Tax charged/(credited) to other comprehensive income and equity	(352)	477	481
Total tax recognised in the statements of comprehensive income from continuing operations	(352)	481	480
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ 0	£ (4)	£ 1